Stock-based Compensation - Schedule of Non-vested Options (Details) (10-K) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of Non-vested Options, Granted			54,909
Non-vested Options [Member]
Number of Non-vested Options, Beginning Balance
Number of Non-vested Options, Granted
Number of Non-vested Options, Forfeited
Number of Non-vested Options, Vested
Number of Non-vested Options, Ending Balance
Number of Non-vested Options, Exercisable		566,045
Number of Non-vested Options, Outstanding		566,045
Weighted Average Fair Value at Grant Date, Beginning Balance
Weighted Average Fair Value at Grant Date, Granted
Weighted Average Fair Value at Grant Date, Forfeited
Weighted Average Fair Value at Grant Date, Vested
Weighted Average Fair Value at Grant Date, Ending Balance
Weighted Average Fair Value at Grant Date, Exercisable		13.91
Weighted Average Fair Value at Grant Date, Outstanding		$ 13.91